Income Tax Expense	12 Months Ended
Dec. 31, 2025
Income Tax Expense [Abstract]
INCOME TAX EXPENSE
9.	INCOME TAX EXPENSE

Hong Kong profits tax has been provided at the rate of 16.5% on the estimated assessable profits arising in Hong Kong. Overseas tax is calculated at rates of tax applicable in countries in which the Group is assessable for tax:

	For the year ended December 31,
	2025	2024	2023
	US$	US$	US$
Hong Kong profits tax:
- Charge for the year	706	771	4,261
- Overprovision in prior year	—	—	(800)
The People’s Republic of China withholding tax:
- Charge for the year	862	868	993
Deferred tax	—	—	(140)
	1,568	1,639	4,314

Under the two-tiered profits tax rates regime of Hong Kong Profits Tax, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%. For the year ended December 31, 2023, 2024 and 2025, the Hong Kong Profits Tax of the qualifying group entity is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million.

The Company’s subsidiaries operating in Singapore are subject to Singapore corporate income tax. Singapore corporate income tax has been provided at the statutory rate of 17% on the estimated assessable profits arising in Singapore during the year.

An income tax expense can be reconciled to profit before taxation as follows:

	For the year ended December 31,
	2025	2024	2023
	US$	US$	US$
Profit before tax	68,819	55,217	157,697

Tax at statutory tax rate of domestic income tax rate of 16.5%	11,355	13,804	26,020
Tax effect of foreign tax jurisdictions	(141)	(40)	108
Tax effect of two-tiered profit tax rate	—	—	(21)
Tax effect of non-taxable income	(35,549)	(24,150)	(31,954)
Tax effect of distribution to perpetual securities holders that are deductible for tax purpose	(356)	(1,076)	(1,412)
Tax effect of non-deductible expenses	27,225	9,776	4,743
Overprovision in prior years	—	—	(800)
Tax effect of tax loss not recognized	2,242	2,515	6,637
Utilization of tax losses previously not recognized	(4,070)	(58)	—
Withholding tax on the dividend income	862	868	993
Income tax expense	1,568	1,639	4,314

Deferred tax assets have not been recognized in respect of these losses as it is not considered probable that taxable profits will be available against which such tax losses can be utilized.